Exhibit 99.1

SLM Student Loan Trust 2011-2

Monthly Servicing Report

Distribution Date 03/25/2020

Collection Period 02/01/2020 - 02/29/2020

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/26/2011	01/31/2020	02/29/2020
	Principal Balance	$752,435,249.40	$284,696,594.56	$281,736,582.24
	Interest to be Capitalized Balance	8,054,313.32	1,238,332.03	1,314,074.01
	Pool Balance	$760,489,562.72	$285,934,926.59	$283,050,656.25
	Capitalized Interest Account Balance	$71,500,000.00	-	-
	Specified Reserve Account Balance	1,933,490.00	- N/A -	- N/A -
	Adjusted Pool (1)	$833,923,052.72	$285,934,926.59	$283,050,656.25
	Weighted Average Coupon (WAC)	5.65%	5.76%	5.77%
	Number of Loans	61,067	20,981	20,682
	Aggregate Outstanding Principal Balance - Tbill		$398,508.39	$404,032.25
	Aggregate Outstanding Principal Balance - LIBOR		$285,536,418.20	$282,646,624.00
	Pool Factor		0.369713480	0.365984122
	Since Issued Constant Prepayment Rate		4.48%	4.46%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/25/2020	03/25/2020
	A1	78446JAA4	$55,381,310.83	$52,056,641.03
	A2	78446JAB2	$175,000,000.00	$175,000,000.00
	B	78446JAC0	$24,000,000.00	$24,000,000.00

C	Account Balances	02/25/2020	03/25/2020
	Reserve Account Balance	$1,160,094.00	$1,160,094.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$1,035,144.54	$337,232.69
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	02/25/2020	03/25/2020
	Adjusted Pool Balance + Supplemental Loan Purchase	$285,934,926.59	$283,050,656.25
	Total Notes	$254,381,310.83	$251,056,641.03
	Difference	$31,553,615.76	$31,994,015.22
	Parity Ratio	1.12404	1.12744

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

II.	Trust Activity 02/01/2020 through 02/29/2020

A	Student Loan Principal Receipts
	Borrower Principal	1,898,001.56
	Guarantor Principal	828,001.21
	Consolidation Activity Principal	646,240.64
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,372,243.41
B	Student Loan Interest Receipts
	Borrower Interest	668,189.85
	Guarantor Interest	38,713.30
	Consolidation Activity Interest	35,538.94
	Special Allowance Payments	159,499.98
	Interest Subsidy Payments	210,793.69
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	46.56
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	8,920.63
	Total Interest Receipts	$1,121,702.95
C	Reserves in Excess of Requirement	-
D	Investment Income	$9,005.85
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$1,035,144.54
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(252,572.99)
	Floor Income Rebate Fees to Dept. of Education	(1,009,364.51)
	Funds Allocated to the Floor Income Rebate Account	$(337,232.69)
M	AVAILABLE FUNDS	$3,938,926.56
N	Non-Cash Principal Activity During Collection Period	$(412,231.09)
O	Non-Reimbursable Losses During Collection Period	$10,174.81
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

III.	2011-2 Portfolio Characteristics

		02/29/2020				01/31/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.97%	851	$14,575,295.08	5.173%	5.89%	839	$14,340,765.81	5.037%

REPAYMENT:	CURRENT	5.65%	17,757	$218,531,652.09	77.566%	5.65%	18,013	$223,087,547.49	78.360%
	31-60 DAYS DELINQUENT	6.26%	309	$6,422,611.48	2.280%	6.38%	316	$6,047,610.89	2.124%
	61-90 DAYS DELINQUENT	6.33%	157	$3,524,651.60	1.251%	6.33%	177	$3,712,693.62	1.304%
	91-120 DAYS DELINQUENT	5.97%	100	$2,042,943.45	0.725%	6.16%	99	$1,778,656.83	0.625%
	> 120 DAYS DELINQUENT	6.21%	295	$6,053,088.94	2.148%	6.21%	282	$5,693,728.07	2.000%

	FORBEARANCE	6.22%	1,165	$29,924,764.14	10.622%	6.27%	1,190	$28,950,244.37	10.169%
	CLAIMS IN PROCESS	6.75%	48	$661,575.46	0.235%	5.77%	65	$1,085,347.48	0.381%

TOTAL			20,682	$281,736,582.24	100.00%		20,981	$284,696,594.56	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

IV.	2011-2 Portfolio Characteristics (cont’d)

	02/29/2020	01/31/2020
Pool Balance	$283,050,656.25	$285,934,926.59
Outstanding Borrower Accrued Interest	$6,770,611.70	$6,738,777.55
Borrower Accrued Interest to be Capitalized	$1,314,074.01	$1,238,332.03
Borrower Accrued Interest >30 Days Delinquent	$688,918.13	$622,902.92
Total # Loans	20,682	20,981
Total # Borrowers	11,566	11,737
Weighted Average Coupon	5.77%	5.76%
Weighted Average Remaining Term	171.59	171.89
Non-Reimbursable Losses	$10,174.81	$12,205.09
Cumulative Non-Reimbursable Losses	$2,561,023.11	$2,550,848.30
Since Issued Constant Prepayment Rate (CPR)	4.46%	4.48%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$5,984.78	$446,384.24
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$422,463.84	$475,236.46
Borrower Interest Accrued	$1,197,424.62	$1,292,820.54
Interest Subsidy Payments Accrued	$66,253.09	$71,428.80
Special Allowance Payments Accrued	$43,710.78	$48,979.74

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

V.	2011-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.77%	20,682	281,736,582.24	100.000%
	Total	5.77%	20,682	$281,736,582.24	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.77%	20,682	281,736,582.24	100.000%
	Total	5.77%	20,682	$281,736,582.24	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

VI.	2011-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$3,938,926.56
A	Trustee Fees	-	$3,938,926.56
B	Primary Servicing Fee	$60,904.65	$3,878,021.91
C	Administration Fee	$6,667.00	$3,871,354.91
D	Class A Noteholders’ Interest Distribution Amount	$497,834.61	$3,373,520.30
E	B INT	$48,850.50	$3,324,669.80
F	Reserve Account Reinstatement	-	$3,324,669.80
G	Class A Noteholders’ Principal Distribution Amount	$3,324,669.80	-
H	Class B Noteholders’ Principal Distribution Amount	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$281,736,582.24
B	Interest to be Capitalized	$1,314,074.01
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,160,094.00
E	Less: Specified Reserve Account Balance	$(1,160,094.00)
F	Total	$283,050,656.25
G	Class A Notes Outstanding (after application of available funds)	$227,056,641.03
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

VII.	2011-2 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$55,381,310.83	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/25/2020	2/25/2020	2/25/2020
Accrual Period End	3/25/2020	3/25/2020	3/25/2020
Daycount Fraction	0.08055556	0.08055556	0.08055556
Interest Rate*	2.22675%	2.82675%	2.52675%
Accrued Interest Factor	0.001793771	0.002277104	0.002035438
Current Interest Due	$99,341.38	$398,493.23	$48,850.50
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$99,341.38	$398,493.23	$48,850.50
Interest Paid	$99,341.38	$398,493.23	$48,850.50
Interest Shortfall	-	-	-
Principal Paid	$3,324,669.80	-	-
Ending Principal Balance	$52,056,641.03	$175,000,000.00	$24,000,000.00
Paydown Factor	0.005345128	0.000000000	0.000000000
Ending Balance Factor	0.083692349	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

VIII.	2011-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$254,381,310.83
	Adjusted Pool Balance	$283,050,656.25
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$3,330,654.58
	Principal Distribution Amount Paid	$3,324,669.80

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,160,094.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,160,094.00
	Required Reserve Acct Balance	$1,160,094.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,160,094.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$1,035,144.54
	Deposits for the Period	$337,232.69
	Release to Collection Account	(1,035,144.54)
	Ending Balance	$337,232.69

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020

IX.	2011-2 Other Characteristics

Principal Balance of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$7,004,790.20	$12,185,988.67	$105,051,485.69	$124,242,264.56
Unsubsidized Consolidation Loans	$8,354,283.34	$18,557,978.30	$131,896,130.05	$158,808,391.69
Total	$15,359,073.54	$30,743,966.97	$236,947,615.74	$283,050,656.25

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	198	201	153	160
Unsubsidized Consolidation Loans	226	227	172	181
Total	213	216	163	172

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.926%	6.128%	5.647%	5.710%
Unsubsidized Consolidation Loans	6.018%	6.285%	5.736%	5.815%
Total	5.976%	6.223%	5.696%	5.769%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.345%	2.309%	2.431%	2.414%
Unsubsidized Consolidation Loans	2.330%	2.279%	2.400%	2.382%
Total	2.337%	2.291%	2.414%	2.396%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 02/01/2020 - 02/29/2020, Distribution Date 03/25/2020